Performance Management	May 01, 2026
Baird Ultra Short Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	1.76%
Worst quarter:	1st quarter 2020	-0.50%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	1.76%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(0.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark, a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	7.12%
Worst quarter:	1st quarter 2022	-6.14%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	7.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(6.14%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird Chautauqua International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI ex USA Index, the Fund’s benchmark, a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI ex USA Index, the Fund’s benchmark, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	2nd quarter 2020	25.57%
Worst quarter:	4th quarter 2018	-16.88%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(16.88%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1-866-442-2473
Baird Chautauqua Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI Index, the Fund’s benchmark, a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI Index, the Fund’s benchmark, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	2nd quarter 2020	24.11%
Worst quarter:	4th quarter 2018	-18.81%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	24.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(18.81%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1-866-442-2473
Baird Small/Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Russell 2500® Growth Index, the Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Russell 2500® Growth Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Russell 2500® Growth Index, the Fund’s benchmark, and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	2nd quarter 2020	33.43%
Worst quarter:	1st quarter 2020	-18.52%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	33.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(18.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1-866-442-2473
Baird Core Intermediate Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	5.89%
Worst quarter:	1st quarter 2022	-4.53%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	5.89%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(4.53%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.
Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird MidCap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell Midcap® Growth Index, the
Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell Midcap® Growth Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell Midcap® Growth Index, the Fund’s benchmark, and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	2nd quarter 2020	29.44%
Worst quarter:	1st quarter 2020	-19.30%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	29.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(19.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1-866-442-2473
Baird Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	4.64%
Worst quarter:	1st quarter 2022	-4.72%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	4.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(4.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird Strategic Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	5.96%
Worst quarter:	1st quarter 2022	-3.98%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	5.96%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(3.98%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird Short-Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	2nd quarter 2020	3.43%
Worst quarter:	1st quarter 2022	-2.64%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	3.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(2.64%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Footnotes
(1)The inception date of the Institutional Class shares of the Short-Term Bond Fund was August 31, 2004.
(2)The inception date of the Investor Class shares of the Short‑Term Bond Fund was September 19, 2012.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird Aggregate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark, a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	7.20%
Worst quarter:	1st quarter 2022	-6.33%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	7.20%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(6.33%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird Short-Term Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	3.71%
Worst quarter:	1st quarter 2022	-3.31%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	3.71%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(3.31%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird Quality Intermediate Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	5.28%
Worst quarter:	1st quarter 2022	-4.66%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	5.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(4.66%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473
Baird Equity Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell 2000® Index, the Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. As of December 12, 2021, the Subadvisor became the Fund’s sub-advisor, the Fund’s name changed to the Baird Equity Opportunity Fund, and the Fund became classified as non-diversified for purposes of the Investment Company Act of 1940. Prior to December 12, 2021, the Fund was known as the Baird SmallCap Value Fund and was managed by the Advisor without the use of a sub-advisor and with a different investment strategy. The performance results shown in the bar chart and table below for periods prior to December 12, 2021 reflect periods during which the Fund was managed by the Advisor prior to the retention of the Subadvisor and when the Fund was managed as a diversified portfolio for purposes of the Investment Company Act of 1940. The performance record for periods prior to December 12, 2021 does not illustrate the performance of the Subadvisor or the Fund’s investment strategy in effect as of the date of this prospectus. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1‑866-442-2473.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell 2000® Index, the Fund’s benchmark, and a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell 2000® Index, the Fund’s benchmark, and a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2020	27.62%
Worst quarter:	1st quarter 2020	-27.11%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	27.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(27.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866-442-2473
Baird Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark, a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best quarter:	4th quarter 2023	7.35%
Worst quarter:	1st quarter 2022	-5.50%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	7.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.50%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.

Performance Availability Website Address [Text]	www.bairdfunds.com
Performance Availability Phone [Text]	1‑866‑442‑2473